Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	indie Semiconductor, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On November 22, 2021, we filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-261269) (the “Registration Statement”). The Registration Statement was declared effective by the SEC on February 14, 2022 to initially register for resale by the selling stockholders identified in the prospectus an aggregate of 24,035,088 shares of our Class A common stock, par value $0.0001 per share. This post-effective amendment is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include information contained in the Registrant’s Current Report on Form 10-K that was filed with the SEC on April 8, 2022 and (ii) update certain other information in the Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement on November 22, 2021.
Entity Central Index Key	0001841925
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE